--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                         Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

AN INVESTMENT IN THE VALUE LINE CASH FUND, INC. IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #528235




--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------












                                 THE VALUE LINE
                                 CASH FUND, INC.









                                     [LOGO]

THE VALUE LINE CASH FUND, INC.
                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We continue to place priority on securities of the highest quality. U.S. Government Agency Obligations and other first-tier securities make up the two largest classifications of the portfolio (75.7%). ("First-tier" securities refer to those assigned the highest rating by at least two nationally recognized rating organizations -- for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) No investments with rating below the first-tier level are currently being considered. In evaluating new commercial paper, we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to The Value Line Investment Survey. In this low interest rate environment, our dedication to protecting our shareholders' savings resulted in a total return for the Value Line Cash Fund of 0.35% for the year ended December 31, 2003.

This compared to the average taxable money market fund return of 0.44% for the calendar year 2003, as complied by Lipper Analytical Services.(1) As of 12/31/03, the total net assets of the Fund were $197.1 million; and the average days to maturity were 26.9.

The Federal Reserve lowered interest rates again last year, cutting the Federal Funds rate to a forty-year low of 1.00% from the 1.25% level it started 2003. This was done as a precaution against the small possibility of a deflationary environment taking hold in the U.S. We believe the Federal Reserve is at the end of this aggressive easing cycle and given the strong economic recovery of the past several quarters we would expect the Federal Reserve to begin to change course at some point in the current year and begin to raise rates again, albeit modestly. Please see the accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.


We appreciate your confidence in the Value Line Cash Fund and look forward to serving your investment needs in the future.


                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   CHAIRMAN and PRESIDENT


February 16, 2004













--------------------------------------------------------------------------------
(1) LIPPER MONEY MARKET FUNDS INVEST IN HIGH QUALITY FINANCIAL INSTRUMENTS RATED IN TOP TWO GRADES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN 90 DAYS, AND INTEND TO KEEP A CONSTANT NAV. AN INVESTMENT CANNOT BE MADE IN A PEER GROUP AVERAGE.

--------------------------------------------------------------------------------
2

                                                  THE VALUE LINE CASH FUND, INC.
CASH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half 2004, with GDP most likely increasing by more than 4%.


Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low-interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.





















--------------------------------------------------------------------------------
                                                                               3

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                                      MATURITY       VALUE
 (IN THOUSANDS)                                                     YIELD+         DATE     (IN THOUSANDS)
 --------------                                                     ------       --------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (47.8%)
    $  3,000      Federal Home Loan Banks .....................      1.20%        8/20/04      $ 3,000
       3,000      Federal Home Loan Banks .....................       1.56       11/26/04        3,000
       5,000      Student Loan Marketing Association ..........        .94(1)     4/15/04        5,000
      10,000      Student Loan Marketing Association ..........       1.35(1)     8/27/04       10,004
       8,000      United States Treasury Bills ................        .93         1/2/04        8,000
       4,000      United States Treasury Bills ................        .93         1/8/04        3,999
       6,249      United States Treasury Bills ................        .94         1/8/04        6,248
       8,000      United States Treasury Bills ................        .93        1/15/04        7,997
       8,000      United States Treasury Bills ................        .97        1/22/04        7,996
       8,000      United States Treasury Bills ................       1.02         2/5/04        7,992
       8,000      United States Treasury Bills ................       1.03        2/12/04        7,990
       6,000      United States Treasury Bills ................       1.04        2/26/04        5,990
      10,000      United States Treasury Bills ................       1.04         4/1/04        9,975
       7,000      United States Treasury Bills ................       1.00        6/10/04        6,969
------------                                                                                   -------
      94,249      TOTAL U. S. GOVERNMENT AND AGENCY
------------       OBLIGATIONS ................................                                 94,160
                                                                                               -------
COMMERCIAL PAPER (27.9%)
                  AUTO & TRUCK (2.6%)
       5,000      Toyota Motor Credit Corp. ...................       1.06        1/20/04        4,997
------------                                                                                   -------
                  BEVERAGE -- ALCOHOLIC (2.5%)
       5,000      Anheuser Busch, Inc. ........................       1.00         2/6/04        4,995
------------                                                                                   -------
                  BEVERAGE -- SOFT DRINK (2.5%)
       5,000      Coca-Cola. Co. ..............................       1.03         3/4/04        4,991
------------                                                                                   -------
                  CHEMICAL -- BASIC (2.5%)
       5,000      Du Pont E.I. de Nemours & Co. ...............       1.03         3/4/04        4,991
------------                                                                                   -------
                  CHEMICAL -- SPECIALTY (2.5%)
       5,000      Gannett Inc. ................................       1.03        1/29/04        4,996
------------                                                                                   -------
                  ELECTRICAL EQUIPMENT (2.5%)
       5,000      Merck & Co., Inc. ...........................       1.02        1/15/04        4,998
------------                                                                                   -------
                  NEWSPAPER (2.5%)
       5,000      Washington Post Co. .........................       1.06        2/17/04        4,993
------------                                                                                   -------

--------------------------------------------------------------------------------
4

                                                  THE VALUE LINE CASH FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                                      MATURITY       VALUE
(IN THOUSANDS)                                                      YIELD+         DATE     (IN THOUSANDS)
--------------                                                      ------       --------   --------------
                  PETROLEUM -- INTEGRATED (2.5%)
    $  5,000      ChevronTexaco Funding Corp. .................      1.00%        1/30/04     $  4,996
    --------                                                                                  --------
                  RECREATION (2.6%)
       5,000      Unilever Capital Corp. ......................       1.03         1/9/04        4,999
    --------                                                                                  --------
                  TELECOMMUNICATION SERVICES (2.6%)
       5,000      Bellsouth Corp. .............................       1.02        1/15/04        4,998
    --------                                                                                  --------
                  TIRE & RUBBER (2.6%)
       5,000      SBC International, Inc. .....................       1.03         1/7/04        4,999
    --------                                                                                  --------
      55,000      TOTAL COMMERCIAL PAPER ......................                                 54,953
    --------                                                                                  --------
TAXABLE MUNICIPAL SECURITIES (6.8%)
       7,000      Mississippi Business Financial Corp.,
------------        Industrial Development Revenue Bonds,
                    Series 1994, (Bryan Foods, Inc. Project)
                    Gtd. Sara Lee Corp. (Weekly Put.) .........       1.43(1)      1/7/04*       7,000
                                                                                              --------
       6,475      State of Texas, Veterans Housing Assistance,
------------        Refunding Bonds, Series 1994 A-2, Pledge
                    Pledge (Weekly Put.) ......................       1.12(1)      1/7/04*       6,475
                                                                                              --------
      13,475      TOTAL TAXABLE MUNICIPAL SECURITIES ..........................                 13,475
------------                                                                                  --------
    $162,724      TOTAL INVESTMENTS (82.5%)
------------        (AMORTIZED COST $162,588)..................................               $162,588
                                                                                              --------

--------------------------------------------------------------------------------
                                                                               5

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                                                                VALUE
                                                                                                            (IN THOUSANDS
    PRINCIPAL                                                                                                  EXCEPT
     AMOUNT                                                                                                   PER SHARE
 (IN THOUSANDS)                                                                                                AMOUNT)
----------------                                                                                           --------------
REPURCHASE AGREEMENTS (17.5%)
(INCLUDING ACCRUED INTEREST)
    $  11,000    Collateralized by U.S. Treasury Notes, $10,665,000 6.00%, due 8/15/04 value $11,228,245
                   (with State Street Bank and Trust Co., .73%, dated 12/31/03, due 1/2/04 delivery value
                   of $11,000,446)........................................................................   $  11,000
       11,000    Collateralized by U.S. Treasury Bonds, $9,920,000 6.00%, due 2/15/26 value $11,222,000
                   (with Morgan Stanley Dean Witter & Co., .75%, dated 12/31/03 due 1/2/04 delivery value
                   of $11,000,458) .......................................................................      11,000
       12,400    Collateralized by U.S. Treasury Bonds, $12,492,000 5.25%, due 11/15/28 value $12,660,762
-------------      (with UBS Warburg, LLC, .84%, dated 12/31/03, due 1/2/04 delivery value of
                   $12,400,579) ..........................................................................      12,401
                                                                                                             ---------
    $  34,400    TOTAL REPURCHASE AGREEMENTS (17.5%) .....................................................      34,401
-------------                                                                                                ---------
                 (Amortized Cost $34,401).................................................................
                 CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%) ...................................          79
                                                                                                             ---------
                 NET ASSETS (100.0%) .....................................................................   $ 197,068
                                                                                                             =========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   OUTSTANDING SHARE .....................................................................   $    1.00
                                                                                                             =========

+ RATE FREQUENCY FOR FLOATING RATE NOTES AT DECEMBER 31, 2003: (1) WEEKLY. THE
  RATE SHOWN ON FLOATING RATE AND DISCOUNT SECURITIES REPRESENTS THE YIELD AT THE END OF THE REPORTING PERIOD.

* THE MATURITY DATE SHOWN IS THE DATE OF THE NEXT INTEREST RATE CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6


                                                                                                     THE VALUE LINE CASH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                   STATEMENT OF OPERATIONS FOR THE
AT DECEMBER 31, 2003                                                  YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
                                                   DOLLARS
                                                (IN THOUSANDS
                                                 EXCEPT PER                                                         DOLLARS
                                                SHARE AMOUNT)                                                    (IN THOUSANDS)
                                               --------------                                                   ---------------
ASSETS:                                                               INVESTMENT INCOME:
Investment securities,at value                                        Interest ..............................       $ 2,952
   (Amortized cost -- $162,588) ..............    $162,588                                                          -------
Repurchase agreements                                                 EXPENSES:
   (Cost -- $34,401) .........................      34,401            Advisory fee ..........................           961
Cash .........................................         158            Service and distribution plan fee .....           601
Receivable for capital shares sold ...........         183            Transfer agent fees ...................           216
Interest receivable ..........................          65            Audit and legal fees ..................            58
                                                  --------            Printing ..............................            38
  TOTAL ASSETS ...............................     197,395            Custodian fees ........................            37
                                                  --------            Postage ...............................            37
LIABILITIES:                                                          Registration and filing fees ..........            25
Payable for capital shares repurchased .......         137            Directors' fees and expenses ..........            21
Accrued expenses:                                                     Other .................................            54
   Advisory fee ..............................          68                                                          -------
   Service and distribution plan fee .........          45                 TOTAL EXPENSES BEFORE
   Other .....................................          77                    CUSTODY CREDITS ...............         2,048
                                                  --------                                                          -------
  TOTAL LIABILITIES ..........................         327                 Less: Custody Credits ............            --+
                                                  --------                                                          -------
NET ASSETS ...................................    $197,068                 Net Expenses .....................         2,048
                                                  ========                                                          -------
NET ASSETS:                                                           NET INVESTMENT INCOME .................       $   904
Capital Stock, at $.10 par value                                                                                    -------
   (authorized 2 billion shares,                                      NET REALIZED LOSS .....................       $    (6)
   outstanding 197,115,182 shares) ...........    $ 19,712                                                          -------
Additional paid-in capital ...................     177,362            NET INCREASE IN NET ASSETS FROM
Accumulated net realized loss                                            OPERATIONS .........................       $   898
   on investments ............................          (6)                                                         =======
                                                  --------
  NET ASSETS .................................    $197,068
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE .........................    $   1.00
                                                  ========







+ LESS THAN $1,000

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               7

THE VALUE LINE CASH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------


                                                                             2003            2002
                                                                          ---------------------------
                                                                            (DOLLARS IN THOUSANDS)
OPERATIONS:
 Net investment income ..............................................     $     904        $    3,775
 Net realized (loss) gain on investments ............................            (6)               10
                                                                          ---------------------------
 Net increase in net assets from operations .........................           898             3,785
                                                                          ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ..............................................          (904)           (3,775)
                                                                          ---------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ...................................       671,250           770,373
 Net proceeds from reinvestment of dividends ........................           904             3,775
                                                                          ---------------------------
                                                                            672,154           774,148
 Cost of shares repurchased .........................................      (754,870)         (911,121)
                                                                          ---------------------------
 Net decrease in net assets from capital share transactions .........       (82,716)         (136,973)
                                                                          ---------------------------
TOTAL DECREASE IN NET ASSETS ........................................       (82,722)         (136,963)
NET ASSETS:
 Beginning of year ..................................................       279,790           416,753
                                                                          ---------------------------
 End of year ........................................................     $ 197,068        $  279,790
                                                                          ===========================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                  THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. DIVIDENDS, DISTRIBUTIONS TO SHAREHOLDERS AND CAPITAL
   SHARE TRANSACTIONS
The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any,


--------------------------------------------------------------------------------
                                                                               9

THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3. TAX INFORMATION
At December 31, 2003 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $196,989,000. At December 31, 2003, there is no unrealized appreciation or depreciation of investments.

The Fund has a net capital loss carryover at December 31, 2003 of $5,904 of which $122 and $5,782 will expire in the year 2009 and 2011, respectively. To the extent future capital gains are offset by such losses, the Fund does not anticipate distributing any such gains to the shareholders. The tax character of the distributions paid during the years ended December 31, 2003, and 2002 were from ordinary income.

4. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES,
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $961,171 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2003. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $600,732 were paid or payable to the Distributor under this Plan for the year ended December 31, 2003.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the year ended December 31, 2003, the Fund's expenses were reduced by $218 under a custody credit agreement with the custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 21,196,505 shares of the Fund's capital stock, representing 10.75% of the outstanding shares at December 31, 2003. In addition, certain officers and directors of the Fund owned 1,552,877 shares of the Fund, representing 0.79% of the outstanding shares.






--------------------------------------------------------------------------------
10

                                                  THE VALUE LINE CASH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:



                                                                    YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------
                                             2003             2002            2001             2000             1999
                                     -------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR ...........................       $  1.000         $  1.000        $  1.000         $  1.000         $  1.000
                                     -------------------------------------------------------------------------------------
 Net investment income .............          0.004            0.011           0.034            0.058            0.048
 Dividends from net investment
   income ..........................         (0.004)          (0.011)         (0.034)          (0.058)          (0.048)
                                     -------------------------------------------------------------------------------------
 Change in net asset value .........             --               --              --               --               --
                                     -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .......       $  1.000         $  1.000        $  1.000         $  1.000         $  1.000
                                     =====================================================================================
TOTAL RETURN .......................           0.35 %           1.06 %          3.37 %           5.80 %           4.82 %
                                     =====================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) ....................       $197,068         $279,790        $416,753         $379,225         $364,899
Ratio of expenses to average
 net assets ........................           0.85 %(1)        0.78 %(1)       0.78 %(1)        0.67 %(1)        0.55 %(1)
Ratio of net investment income to
 average net assets ................           0.38 %           1.06 %          3.22 %           5.64 %           4.70 %


(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .85%, .78%, .78%, .67% AND .52% RESPECTIVELY, AS OF DECEMBER 31, 2003,
    DECEMBER 31, 2002, DECEMBER 31, 2001, DECEMBER 31, 2000, AND DECEMBER 31, 1999.


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              11

THE VALUE LINE CASH FUND, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Cash Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Cash Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 17, 2004





















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12

                                                  THE VALUE LINE CASH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                    PRINCIPAL
                                                                    OCCUPATION
                                                    LENGTH OF       DURING THE                      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION               TIME SERVED     PAST 5 YEARS                    HELD BY DIRECTOR
=========================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner        Chairman of the        Since 1983      Chairman, President and         Value Line, Inc.
Age 69                       Board of Directors                     Chief Executive Officer of
                             and President                          Value Line, Inc. (the
                                                                    "Adviser") and Value Line
                                                                    Publishing, Inc. Chairman
                                                                    and President of each of
                                                                    the 14 Value Line Funds and
                                                                    Value Line Securities, Inc.
                                                                    (the "Distributor").
-------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth               Director               Since 2000      Real Estate Executive:          Value Line, Inc.
5 Outrider Road                                                     President, Ruth Realty (real
Rolling Hills, CA 90274                                             estate broker); Director of
Age 68                                                              the Adviser since 2000.
-------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler             Director               Since 1991      Consultant, Academic            None
1611 Cold Spring Rd.                                                Search Consultation
Williamstown, MA 01267                                              Service, Inc. Trustee
Age 80                                                              Emeritus and Chairman
                                                                    (1993-1994) of the Board
                                                                    of Trustees of Duke
                                                                    University; President
                                                                    Emeritus, Williams
                                                                    College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director               Since 2000      Customer Support Analyst,       None
4921 Buckingham Drive                                               Duke Power Company.
Charlotte, NC 28209
Age 62











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                                                                              13

THE VALUE LINE CASH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                              OCCUPATION
                                              LENGTH OF       DURING THE                      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION           TIME SERVED     PAST 5 YEARS                    HELD BY DIRECTOR
=========================================================================================================================
Francis Oakley             Director           Since 2000      Professor of History,           Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to       Insurance Company.
Williamstown, MA 01267                                        present. President Emeritus     of America
Age 72                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of Learned
                                                              Societies.
-------------------------------------------------------------------------------------------------------------------------
David H. Porter            Director           Since 1997      Visiting Professor of           None
5 Birch Run Drive                                             Classics, Williams College,
Saratoga Springs, NY                                          since 1999; President
12866                                                         Emeritus, Skidmore
Age 68                                                        College since 1999 and
                                                              President, 1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts         Director           Since 1983      Chairman, Institute for         A. Schulman Inc.
169 Pompano St.                                               Political Economy.              (plastics)
Panama City Beach, FL
32413
Age 64
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr          Director           Since 1996      Senior Financial Advisor,       None
1409 Beaumont Drive                                           Hawthorne, since 2001;
Gladwyne, PA 19035                                            Chairman, Radcliffe
Age 54                                                        College Board of Trustees.
                                                                      1990-1999.
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Bradley Brooks             Vice President     Since 2001      Portfolio Manager with the      --
Age 41                                                        Adviser since 1999;
                                                              Securities Analyst with the
                                                              Adviser, 1997-1999.
-------------------------------------------------------------------------------------------------------------------------
Charles Heebner            Vice President     Since 1991      Senior Portfolio Manager        --
Age 67                                                        with the Adviser.
















--------------------------------------------------------------------------------
14

                                                  THE VALUE LINE CASH FUND, INC.
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                               OCCUPATION
                                               LENGTH OF       DURING THE                      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION            TIME SERVED     PAST 5 YEARS                    HELD BY DIRECTOR
=========================================================================================================================
David T. Henigson          Vice President,     Since 1994      Director, Vice President        --
Age 46                     Secretary and                       and Compliance Officer of
                           Treasurer                           the Adviser. Director and
                                                               Vice President of the
                                                               Distributor. Vice President,
                                                               Secretary and Treasurer of
                                                               each of the 14 Value Line
                                                               Funds.
-------------------------------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND
 STREET, NEW YORK, NY 10017.
































--------------------------------------------------------------------------------
                                                                              15

THE VALUE LINE CASH FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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16